Goodwill (Details) - CAD		1 Months Ended	12 Months Ended
	Oct. 01, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance, beginning of year			CAD 12,364,000,000	CAD 4,173,000,000
Foreign currency translation impacts			(714,000,000)	58,000,000
Balance, end of year		CAD 11,644,000,000	11,644,000,000	12,364,000,000
Goodwill impairment loss		CAD 0	0	0
Fortis Turks and Caicos
Goodwill [Roll Forward]
Goodwill impairment loss	CAD 0
ITC
Goodwill [Roll Forward]
Acquisition of ITC (Note 25)			(6,000,000)
Acquisition				8,106,000,000
Aitken Creek
Goodwill [Roll Forward]
Acquisition			CAD 0	CAD 27,000,000